Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net earnings	$ 1,294	$ 547	$ 643
Adjustment to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	1,366	1,153	656
Amortization of debt issue costs	19	19	11
Gain on sale of assets	(62)	0	(149)
Loss on extinguishment of debt	196	0	0
Stock-based compensation	107	137	98
Deferred income taxes	(985)	(190)	44
Excess income tax benefit from exercise of stock options	0	(32)	(29)
Other operating activities, net	0	(2)	4
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	(232)	42	(68)
Contract assets	62	19	(38)
Settlement activity	(51)	15	5
Prepaid expenses and other assets	(2)	(8)	(46)
Deferred contract costs	(153)	(121)	(107)
Deferred revenue	67	251	78
Accounts payable, accrued liabilities, and other liabilities	115	95	29
Net cash provided by operating activities	1,741	1,925	1,131
Cash flows from investing activities:
Additions to property and equipment	(145)	(145)	(133)
Additions to computer software	(468)	(471)	(282)
Acquisitions, net of cash acquired	0	0	(1,720)
Net proceeds from sale of assets	1,307	0	241
Other investing activities, net	(4)	(3)	(4)
Net cash provided by (used in) investing activities	690	(619)	(1,898)
Cash flows from financing activities:
Borrowings	9,615	7,745	13,216
Repayment of borrowings and capital lease obligations	(11,689)	(8,749)	(11,561)
Debt issuance costs	(13)	(25)	(37)
Excess income tax benefit from exercise of stock options	0	32	29
Proceeds from exercise of stock options	208	112	57
Treasury stock activity	(153)	(40)	(320)
Dividends paid	(385)	(341)	(305)
Distributions to Brazilian Venture partner	(23)	(20)	(24)
Other financing activities, net	(40)	(23)	(40)
Net cash (used in) provided by financing activities	(2,480)	(1,309)	1,015
Effect of foreign currency exchange rate changes on cash	31	4	(59)
Net increase (decrease) in cash and cash equivalents	(18)	1	189
Cash and cash equivalents, beginning of year	683	682	493
Cash and cash equivalents, end of year	665	683	682
Supplemental cash flow information:
Cash paid for interest	354	351	142
Cash paid for income taxes	$ 545	$ 341	$ 355